Schedule of other non financial assets, non-current (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Other Non-financial Assets Non-current
Restricted asset		₨ 223,618	₨ 223,618
Total		223,618	223,618
Non-current	$ 3,057	₨ 223,618	₨ 223,618